Income Taxes - Movements of Valuation Allowance of Deferred Tax Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Movements of valuation allowance of deferred tax assets
Balance at beginning of the year	¥ 319,780		¥ 333,467	¥ 271,813
Provided	58,979		41,912	94,856
Addition due to acquisition			5,615
Write off	(11,425)		(52,995)	(23,730)
Reversal	(2,584)		(8,219)	(9,472)
Balance at ending of the year	¥ 364,750	$ 49,971	¥ 319,780	¥ 333,467